Organization and Summary of Significant Accounting Policies - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred debt commitment costs	$ 0	$ 46,632	$ 0
Deferred equity issuance costs	0	6,085	0
Deferred cost of sales	1,585	2,950	3,573
Other current assets	4,673	1,972	1,643
Prepaid expenses and other current assets	$ 6,258	$ 57,639	$ 5,216